Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Benefits	The income tax benefits are as follows:

	Years ended December 31,
	2014	2013
Current	$18	$–
Total income tax benefit	$18	$–

Principal Differences Between Income Taxes Computed at U.S. Statutory Tax Rate and German Statutory Tax Rate and Respective Effective Tax Rate

The applicable U.S. statutory federal income tax rate was 34.00% for the year ended December 31, 2014. The applicable German statutory federal income tax rate was 29.13% for the year ended December 31, 2013 and December 31, 2014. The principal differences between income taxes computed at the U.S. statutory tax rate for the year ended December 31, 2014 and at the German statutory tax rate for the year ended December 31, 2013 and the respective effective tax rate are as follows:

	Years ended December 31,
	2014	2013
Income tax expense (benefit) at the statutory federal income tax rate	$(3,348,994)	$19,280
Decrease in allowances on deferred tax assets	$(4,811,972)	$(37,210)
Differences local / Group tax rate	420,337	–
Nondeductible expenses	438,797	17,930
Correction of net operating loss carryforwards	7,307,952	–
Other	(6,102)	–
Total income tax expense (benefit)	$18	$–

Components of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities related to net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income taxes purposes were as follows:

	December 31,
	2014	2013
Deferred tax assets
Net operating loss carryforwards	$9,951,666	$16,859,179
Deferred revenue	–	138,378
Equity issuance cost	–	102,935
Bank loan	12,653	23,014
Intercompany Loan Australia	1,129	–

Total deferred tax assets	9,965,448	17,123,506

Valuation allowance	9,916,553	17,053,767

Net deferred tax assets	48,895	69,739
Deferred tax liabilities
Useful life adjustment fixed assets	30,646	54,303
Adjustment accruals	8,811	15,436
Prepaid expenses	9,438	–

Total deferred tax liabilities	48,895	69,739

Net deferred tax asset/(liability)	$–	$–